                           AMERICAN PERFORMANCE FUNDS
                             EQUITY INVESTMENT FUNDS

   Supplement dated September 3, 1998, to Prospectus dated December 17, 1997

         Capitalized terms used in this Supplement that are not defined have the meaning assigned to them in the Prospectus.

         1. Under FINANCIAL HIGHLIGHTS on pages 5-7, the financial highlights of each Equity Investment Fund are hereby supplemented to include financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.


                                                                    AGGRESSIVE          BALANCED                GROWTH
                                                EQUITY FUND         GROWTH FUND           FUND                EQUITY FUND
                                                -----------         -----------           ----                -----------

                                                SIX-MONTH            SIX-MONTH          SIX-MONTH
                                               PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        NOVEMBER 1, 1997 TO
                                                  02/28/98            02/28/98           02/28/98         FEBRUARY 28, 1998 (a)


NET ASSET VALUE, BEGINNING OF PERIOD           $       17.33       $       18.88       $       13.38          $       10.00
                                               -------------       -------------       -------------          -------------
INVESTMENT ACTIVITIES
   Net investment income                                0.04               (0.04)               0.18                   0.01
   Net realized and unrealized gains
     (losses) on investments                            2.25               (0.76)               0.94                   1.59
                                               -------------       -------------       -------------          -------------
         Total from Investment Activities               2.29               (0.80)               1.12                   1.60
                                               -------------       -------------       -------------          -------------

DISTRIBUTIONS
   Net investment income                               (0.03)               ----               (0.15)                 (0.01)
   Net realized gains                                  (2.47)              (2.59)              (1.28)                  ----
                                               -------------       -------------       -------------          -------------
          Total Distributions                          (2.50)              (2.59)              (1.43)                 (0.01)
                                               -------------       -------------       -------------          -------------
NET ASSET VALUE, END OF PERIOD                 $       17.12       $       15.49       $       13.07          $       11.59
                                               =============       =============       =============          =============

Total Return (excludes sales charge)               14.34%(c)            3.06%(c)            8.87%(c)              16.13%(c)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)           $     199,520       $      38,921       $      39,368          $      65,345
   Ratio of expenses to average                     1.05%(b)            1.05%(b)            0.36%(b)               1.09%(b)
     net assets
   Ratio of net investment income to
      average net assets                            0.54%(b)          (0.42)%(b)            3.25%(b)               0.37%(b)
   Ratio of expenses to average*                    1.24%(b)            1.24%(b)            1.31%(b)               1.28%(b)
     net assets
   Ratio of net investment income to
      average net assets*                           0.35%(b)          (0.61)%(b)            2.30%(b)               0.18%(b)
   Portfolio turnover                                 40.89%              32.71%              49.68%                 12.21%
   Average commission rate (d)                 $      0.0501       $      0.0626       $      0.0583          $      0.0502

---------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Annualized.
(c)  Unannualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending prior to September 1, 1995.


         The following paragraphs replace the second paragraph under AGGRESSIVE GROWTH FUND on page 8:

         2. As of February 5, 1998, the Aggressive Growth Fund no longer follows a "bottom-up" securities selection strategy, but instead employs a "quantitative" investment approach. Under this approach, stocks are ranked according to their return characteristics and other quantitative factors. The portfolio is being constructed to exhibit aggregate investment characteristics similar to those of the Standard & Poor's Small Cap 600 Index ("S&P 600"). The Aggressive Growth Fund will not, however, seek to match or track the performance of the S&P 600, nor limit investments to stocks in this Index. This "quantitative" investment approach is being implemented gradually over the next few months.

         The securities of smaller, less well-known companies may be more volatile than those of larger companies. An investment in the Aggressive Growth Fund may increase or decrease in value.

         The following paragraphs replace the second and third paragraphs under SALES CHARGE WAIVERS on pages 19 and 20:

         3. The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Equity Investment Funds within their trust accounts and purchase additional Shares outside of these trust relationships; (7) investors within wrap accounts;
(8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         Each investor described in paragraphs (2), (3), (4), (6), (8) and (9) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.

         4. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 29:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Equity Fund's Shares, 93% of the Aggressive Growth Fund's Shares, 98% of the Balanced Fund's Shares and 99% of the Growth Equity Fund's Shares. As of March 31, 1998, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 77% of the Equity Fund's Shares, 61% of the Aggressive Growth Fund's shares, 58% of the Balanced Fund's Shares and 98% of the Growth Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                           AMERICAN PERFORMANCE FUNDS
                              BOND INVESTMENT FUNDS

   Supplement dated September 3, 1998, to Prospectus dated December 17, 1997


         Capitalized terms used in this Supplement and not defined have the meaning assigned to them in the Prospectus.

         1. Under FEE TABLE on pages 3 and 4, the fee table of the Short-Term Income Fund is replaced with the following fee table:

         FEE TABLE

                                                                                                     Short-Term
                                                                                                       Income
                                                                                                        Fund
                                                                                                 -------------------
SHAREHOLDER TRANSACTION EXPENSES (1)
------------------------------------------------------------------------------------------------ -------------------
Maximum Sales Load Imposed on Purchases(2)
  (as a percentage of offering price)...........................................................        2.00%
Maximum Sales Load Imposed on Reinvested Dividends (as a
  percentage of offering price)                                                                            0%
Deferred Sales Load (as a percentage of original purchase price
  or redemption proceeds, if applicable)........................................................           0%
Redemption Fees(3) (as a percentage of amount redeemed, if
  applicable)...................................................................................           0%
Exchange Fees...................................................................................       $   0
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
------------------------------------------------------------------------------------------------ -------------------
Management Fees(4) (after voluntary fee reductions).............................................            0%
12b-1 Fees(5) (after voluntary fee reductions)..................................................            0%
Other Expenses..................................................................................         .40%
                                                                                                         ----
Total Fund Operating Expenses(6) (after voluntary fee reductions)...............................         .40%
                                                                                                         ====

EXAMPLE:
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                    SHORT-TERM
                                                                      INCOME
                                                                       FUND
                                                                   ------------
1 Year.............................................................   $ 24
3 Years............................................................   $ 33
5 Years............................................................   $ 42
10 Years...........................................................   $ 70

         (1) Participating organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")

         (2) There may be no sales load imposed upon purchases of shares of the Funds by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationships; and (7) investors within wrap accounts.

         (3) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES -- By Telephone.")

         (4) In order to reduce operating expenses, the Investment Adviser has voluntarily agreed to reduce the investment advisory fees. Absent voluntary fee reductions, the investment advisory fees would be 0.55% of the average daily net assets for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund.

         (5) In order to reduce operating expenses, the Distributor has voluntarily agreed to reduce the 12b-1 Fees. Absent voluntary fee reductions, 12b-1 Fees would be 0.25% of the average daily net assets of the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund.

         (6) Absent voluntary fee reductions, the Total Fund Operating Expenses for the Bond Fund, Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Short-Term Income Fund would be 1.14%, 1.13%, 1.19% and 1.20% of each Fund's average daily net assets, respectively.

         2. Under FINANCIAL HIGHLIGHTS on pages 4-7, the financial highlights of each Bond Investment Fund are hereby supplemented to include unaudited financial statements for the six-month period ended February 28, 1998. The following information for the six-month period ended February 28, 1998 is unaudited.

                                                      INTERMEDIATE    INTERMEDIATE
                                                          BOND        TAX-FREE BOND    SHORT-TERM
                                        BOND FUND         FUND            FUND         INCOME FUND
                                        ---------     ------------    -------------    -----------

                                        SIX-MONTH      SIX-MONTH       SIX-MONTH        SIX-MONTH
                                        PERIOD ENDED   PERIOD ENDED    PERIOD ENDED     PERIOD ENDED
                                        02/28/98       02/28/98        02/28/98         02/28/98


NET ASSET VALUE, BEGINNING OF PERIOD      $9.29         $10.23            $10.78            $9.92
                                         ------         ------            ------           ------
INVESTMENT ACTIVITIES
   Net investment income                   0.29           0.30              0.24             0.31
   Net realized and unrealized gains
     (losses) on investments               0.26           0.14              0.20             0.11
                                           ----           ----              ----             ----
         Total from Investment Activities  0.55           0.44              0.44             0.42
                                           ----           ----              ----             ----

DISTRIBUTIONS
   Net investment income                  (0.29)         (0.30)            (0.24)           (0.31)
   Net realized gains                      ----           ----              ----             ----
   In excess of net realized gains         ----           ----              ----             ----
                                         ------         ------            ------           ------
         Total Distributions              (0.29)         (0.30)            (0.24)           (0.31)
                                         ------         ------            ------           ------

NET ASSET VALUE, END OF PERIOD            $9.55         $10.37            $10.91           $10.03
                                          =====         ======            ======           ======

Total Return (excludes sales charge)   5.96%(b)       4.38%(b)          4.19%(b)         4.30%(b)
RATIOS/SUPPLEMENT DATA:
   Net Assets at end of period (000)    $47,034        $81,395           $29,324          $20,005
   Ratio of expenses to average        0.93%(a)       0.93%(a)          0.72%(a)         0.35%(a)
     net assets
   Ratio of net investment income to
      average net assets               6.13%(a)       5.91%(a)          4.50%(a)         6.29%(a)
   Ratio of expenses to average*       1.13%(a)       1.13%(a)          1.17%(a)         1.17%(a)
      net assets
   Ratio of net investment income to
      average net assets*              5.93%(a)       5.71%(a)          4.05%(a)         5.47%(a)
   Portfolio turnover                    27.55%         19.09%            11.17%           35.31%


---------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Unannualized.

         3. Under INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS - BOND FUND, INTERMEDIATE BOND FUND AND SHORT-TERM INCOME FUND on page 10, in the first full paragraph, the investment policy with respect to the Intermediate Bond Fund as stated in the second and third sentences is deleted. The Intermediate Bond will no longer pursue the stated investment policy.

         The following paragraphs replace the second and third paragraphs under SALES CHARGE WAIVERS on pages 23 - 24:

         4. The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of these trust relationships; (7) investors within wrap accounts; (8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         Each investor described in paragraphs (2), (3), (4), (6), (8), and (9) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.

         5. The following paragraph replaces the second paragraph under GENERAL INFORMATION - DESCRIPTION OF THE FUNDS AND THEIR SHARES on page 34:

         As of April 14, 1998, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99% of the Bond Fund's Shares, 98% of the Intermediate Bond Fund's Shares, 99% of the Short-term Income Fund's Shares and 79% of the Intermediate Tax-Free Bond Fund's Shares. As of March 31, 1998 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 78% of the Bond Fund's Shares, 81% of the Intermediate Bond Fund's Shares, 97% of the Short-Term Income Fund's Shares and 73% of the Intermediate Tax-Free Bond Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.